Derivative Financial Instruments	12 Months Ended
Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS

Our primary objective for holding derivative financial instruments is to manage foreign currency exchange rate risk when deemed appropriate. We enter into these contracts in the normal course of business to mitigate risks and not for speculative purposes.

Foreign Currency Forward Contracts

Under our risk management strategy, we periodically use foreign currency forward contracts to manage our short-term exposures to fluctuations in operational cash flows resulting from changes in foreign currency exchange rates. These cash flow exposures result from portions of our forecasted operating expenses, primarily compensation and related expenses, which are transacted in currencies other than the U.S. dollar, most notably the New Israeli Shekel. We also periodically utilize foreign currency forward contracts to manage exposures resulting from forecasted customer collections to be remitted in currencies other than the applicable functional currency, and exposures from cash, cash equivalents and short-term investments denominated in currencies other than the applicable functional currency. These foreign currency forward contracts generally have maturities of no longer than twelve months, although occasionally we will execute a contract that extends beyond twelve months, depending upon the nature of the underlying risk.

We held outstanding foreign currency forward contracts with notional amounts of $54.8 million and $89.0 million as of January 31, 2021 and 2020, respectively.

Fair Values of Derivative Financial Instruments

The fair values of our derivative financial instruments and their classifications in our combined balance sheets as of January 31, 2021 and 2020 were as follows:

		January 31,
(in thousands)	Balance Sheet Classification	2021	2020
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Prepaid expenses and other current assets	$998	$710
Not designated as hedging instruments	Prepaid expenses and other current assets	—	102
Total derivative assets		$998	$812

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Accrued expenses and other current liabilities	$355	$16
Not designated as hedging instruments	Accrued expenses and other current liabilities	323	116
Total derivative liabilities		$678	$132

Derivative Financial Instruments in Cash Flow Hedging Relationships

The effects of derivative financial instruments designated as cash flow hedges on accumulated other comprehensive loss (“AOCL”) and on the combined statement of operations for the years ended January 31, 2021, 2020, and 2019, were as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Net gains (losses) recognized in AOCL:
Foreign currency forward contracts	$1,863	$1,950	$(7,410)

Net gains (losses) reclassified from AOCL to the combined statements of operations:
Foreign currency forward contracts	$1,882	$389	$(3,481)

For information regarding the line item locations of the net losses on derivative financial instruments reclassified out of AOCL into the combined statements of operations, see Note 9, “Accumulated Other Comprehensive Loss.”

Effective with our February 1, 2018 adoption of ASU No. 2017-12, ineffectiveness of cash flow hedges is no longer recognized. All of the foreign currency forward contracts underlying the $0.6 million of net unrealized gains recorded in our accumulated other comprehensive loss at January 31, 2021 mature within twelve months, and therefore we expect all such gains to be reclassified into earnings within the next twelve months.

Derivative Financial Instruments Not Designated as Hedging Instruments

Losses (gains) recognized on derivative financial instruments not designated as hedging instruments in our combined statements of operations for the years ended January 31, 2021, 2020, and 2019, were as follows:

	Classification in Combined Statements of Operations	Year Ended January 31,
(in thousands)		2021	2020	2019
Foreign currency forward contracts	Other income (expense), net	$(95)	$395	$726